787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 4, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

  SunAmerica Series Trust

  Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 125 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

  (File No. 033-52742 and File No. 811-07238)

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 124 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the SA Dogs of Wall Street Portfolio, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on April 5, 2021. It is proposed that the Amendment will become effective on July 12, 2021.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

NEW YORK     WASHINGTON     HOUSTON     PALO ALTO     SAN FRANCISCO     CHICAGO     PARIS     LONDON     FRANKFURT     BRUSSELS     MILAN     ROME

May 4, 2021

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Edward J. Gizzi, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP